Right-of-use assets and leases liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and leases liabilities
Right-of-use assets and leases liabilities
8.	Right-of-use assets and leases liabilities:

The Company enters into lease agreements related to TMS devices and TMS Center locations. These lease agreements range from a year to seven years in length.

Right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred.

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2019	$10,726,251	$14,704,705	$25,430,956
Additions to right-of-use assets	3,063,980	4,045,503	7,109,483
Exercise of buy-out options into property, plant and equipment	(353,200)	—	(353,200)
Depreciation on right-of-use assets	(2,505,088)	(2,890,607)	(5,395,695)

Right-of-use assets, December 31, 2020	$10,931,943	$15,859,601	$26,791,544

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2020	$10,931,943	$15,859,601	$26,791,544
Additions to right-of-use assets	3,842,354	2,502,583	6,344,937
Additions through business combinations (note 5)	1,765,732	601,136	2,366,868
Exercise of buy-out options into property, plant and equipment	(512,588)	—	(512,588)
Depreciation on right-of-use assets	(2,286,149)	(3,184,906)	(5,471,055)
Right-of-use assets, December 31, 2021	$13,741,292	$15,778,414	$29,519,706

8.	Right-of-use assets and leases liabilities (continued):

Lease liabilities have been measured by discounting future lease payments using a rate implicit in the lease or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate during the year ended December 31, 2021 is 10% (2020 – 10%; 2019 – 10%).

Total
Lease liabilities, December 31, 2019	$25,391,757
Additions to lease liability	7,151,944
Interest expense on lease liabilities	2,746,717
Payments of lease liabilities	(7,377,545)

Lease liabilities, December 31, 2020	27,912,873
Less current portion of lease liabilities	5,169,478

Long term portion of lease liabilities	$22,743,395

Total
Lease liabilities, December 31, 2020	$27,912,873
Additions to lease liability	6,354,629
Additions through business combinations (note 5)	2,366,868
Interest expense on lease liabilities	2,881,189
Payments of lease liabilities	(8,481,872)

Lease liabilities, December 31, 2021	31,033,687
Less current portion of lease liabilities	6,557,690

Long term portion of lease liabilities	$24,475,997

Undiscounted cash flows for lease liabilities as at December 31, 2021 are as follows:

Total
2022	$8,553,533
2023	7,066,045
2024	6,001,326
2025	4,817,651
2026	4,174,608
Thereafter	10,190,192

Total minimum lease payments	40,803,355
Less discounted cash flows	9,769,668

Present value of minimum lease payments	$31,033,687